Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel credit_facility
Property, Plant and Equipment [Line Items]
Write-down / sales of vessels	$ (10,360)	$ (21,863)	$ 92,368
Gain (Loss) on Disposition of Assets	(10,400)
Operating Lease, Impairment Loss		1,100	$ 700
At cost, less accumulated depreciation of $440,900 (2022 – $171,800)	$ 929,237	429,987
Number Of Vessels With Loss on Sale | vessel			2
Teekay Parent [Member] | Other | FPSO
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets		(13,000)
At cost, less accumulated depreciation of $440,900 (2022 – $171,800)		$ 0
Teekay Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | credit_facility			3
Teekay Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			4
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ (85,000)
Teekay Tankers | Suezmax Tanker
Property, Plant and Equipment [Line Items]
number of vessels agreed to be sold | credit_facility			1
Teekay Tankers | Suezmax, LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
number of vessels agreed to be sold | vessel			2
Teekay Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ (2,100)
Teekay Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ (4,600)
Number Of Vessels Sold | vessel	1	3	4
Proceeds from sale of vessels and equipment (note 18)	$ 23,000		$ 56,700
Number Of Vessels Write Down | vessel		1
Teekay Tankers | Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		1
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets		$ (9,400)
Proceeds from sale of vessels and equipment (note 18)		68,400
Teekay Tankers | Suezmax, LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
reversal of asset impairment charges		$ 600